INCOME TAX (Schedule of Income Tax Expenses) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current	$ 665,745	$ 910,231	$ 1,018,143
Deferred	25,811	15,817	162,024
Income tax expenses	$ 691,556	$ 926,048	$ 1,180,167